Income Taxes - Summary of Composition of Income Tax Expense (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax expense	$ 24,941,511	$ 1,261	$ 11,398,856	$ 19,179,651
Mexico [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current year income tax	16,568,274		14,316,005	17,156,638
Deferred income tax	2,582,287		(12,086,232)	(4,095,128)
Foreign [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current year income tax	13,524,729		15,367,903	17,775,360
Deferred income tax	$ (7,733,779)		$ (6,198,820)	$ (11,657,219)